Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net	The following table summarizes the components of property and equipment, net:
	March 31,	December 31,
	2024	2023
Lab equipment	$104,474	$102,218
Total cost	104,474	102,218
Less: Accumulated depreciation	(43,545)	(35,025)
Property and equipment, net	$60,929	$67,193
The following table summarizes the components of property and equipment, net:
	December 31,	December 31,
	2023	2022
Lab equipment	$102,218	$32,716
Total cost	102,218	32,716
Less: Accumulated depreciation	(35,025)	(13,899)
Property and equipment, net	$67,193	$18,817